UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

March
Date of reporting period:
September 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Short Term Bond Fund
Class A / NSTRX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 35	0.69% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax
information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below
.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No
Financial
Institution Guarantee • May Lose Value
Columbia Short Term Bond Fund | Class A

|

SSR222_01_(11/25)

Columbia Short Term Bond Fund
Class C / NSTIX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 63	1.24% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed
by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights
reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Term Bond Fund | Class C

|

SSR222_04_(11/25)

Columbia Short Term Bond Fund
Institutional Class / NSTMX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 22	0.44% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc.,
member
FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights
reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May
Lose
Value
Columbia Short Term Bond Fund | Institutional Class

|

SSR222_08_(11/25)

Columbia Short Term Bond Fund
Institutional 2 Class / CCBRX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 19	0.37% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the
global
brand name of the
Columbia
and
Threadneedle
group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Term Bond Fund | Institutional 2 Class

|

SSR222_15_(11/25)

Columbia Short Term Bond Fund
Institutional 3 Class / CSBYX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 18	0.36% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial
information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia
Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and
Threadneedle
group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Short Term Bond Fund | Institutional 3 Class

|

SSR222_17_(11/25)

Columbia Short Term Bond Fund
Class S / NSTDX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 22	0.44% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,598,730,398
Total number of portfolio holdings	617
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Vista Point Securitization Trust 08/25/2055 5.601%	1.5%
Progress Residential Trust 04/17/2042 3.305%	1.2%
VCAT LLC 09/25/2054 5.977%	1.1%
Aimco CLO Ltd. 07/17/2037 5.662%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury Bills 10/14/2025 4.260%	1.0%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Affirm Master Trust 02/15/2033 4.990%	1.0%
Extended Stay America Trust 10/15/2042 5.450%	1.0%
Progress Residential Trust 07/20/2039 4.451%	0.9%
Asset Categories
Availability of Additional Information
For additional information about
the
Fund,
including
its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial
Institution
Guarantee • May Lose Value
Columbia Short Term Bond Fund | Class S

|

SSR222_16_(11/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Short Term Bond Fund
Semi-Annual Financial Statements and Additional Information
September 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Short Term Bond Fund | 2025

Portfolio of Investments
September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 21.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	178,113	179,770
Series 2024-2PL Class A
10/27/2031	5.070%	1,904,039	1,915,406
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	294,019	298,519
Subordinated Series 2024-2PL Class B
10/27/2031	5.430%	4,606,342	4,647,608
Affirm Asset Securitization Trust(a)
Series 2024-A Class 1A
02/15/2029	5.610%	7,350,000	7,380,172
Series 2024-A Class A
02/15/2029	5.610%	2,600,000	2,610,673
Series 2024-X2 Class A
12/17/2029	5.220%	4,007,885	4,013,086
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	15,760,000	15,876,465
Aimco CLO Ltd.(a),(b)
Series 2020-11A Class A1R2
3-month Term SOFR + 1.340% Floor 1.340% 07/17/2037	5.662%	16,000,000	16,058,592
American Credit Acceptance Receivables Trust(a)
Series 2024-2 Class C
04/12/2030	6.240%	4,500,000	4,549,482
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	849,786	850,107
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	1,695,580	1,706,428
Bain Capital Credit CLO(a),(b)
Series 2019-2A Class AR3
3-month Term SOFR + 0.920% Floor 0.920% 10/17/2032	5.242%	13,548,937	13,553,612
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	5.656%	811,076	813,391
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.856%	417,125	418,711
Carmax Select Receivables Trust
Series 2024-A Class A3
11/15/2028	5.400%	1,700,000	1,712,943
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Series 2023-P1 Class A4
01/10/2029	5.940%	5,000,000	5,090,824
Series 2023-P1 Class B
04/10/2029	6.210%	7,815,000	8,098,426
Series 2024-N2 Class B
09/10/2030	5.670%	10,000,000	10,154,840
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	204,068	203,054
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	2,210,000	2,224,292
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	655,754	654,830
Elmwood CLO 24 Ltd.(a),(b)
Series 2023-3A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 01/17/2038	5.642%	12,000,000	12,051,108
Elmwood CLO Ltd.(a),(b)
Series 2023-8A Class AR
3-month Term SOFR + 1.650% Floor 1.650% 10/20/2036	5.976%	6,000,000	6,005,616
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	5.530%	15,000,000	15,021,885
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	733,014	734,159
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	677,817	669,771
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	4,144,453	4,183,992
Series 2024-2A Class A2
06/15/2030	5.890%	7,120,774	7,201,625
Ford Credit Auto Owner Trust(a)
Subordinated Series 2021-2 Class B
05/15/2034	1.910%	11,250,000	10,959,387
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	2,273,607	2,280,461
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	4,550,000	4,620,757
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.676%	4,150,000	4,159,960
Series 2023-17A Class AR
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2039	5.606%	11,265,000	11,292,577
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2 Class A2
06/25/2060	4.930%	2,220,007	2,225,774
Lendbuzz Securitization Trust(a)
Series 2022-1A Class A
05/17/2027	4.220%	610,247	609,575
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	5.737%	1,125,176	1,126,831
Magnetite XIX Ltd.(a),(b)
Series 2017-19A Class ARR
3-month Term SOFR + 1.050% Floor 1.050% 04/17/2034	5.372%	10,000,000	9,984,890
Magnetite XXVI Ltd.(a),(b)
Series 2020-26A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 01/25/2038	5.469%	8,000,000	8,000,888
Magnetite XXXVI Ltd.(a),(b)
Series 2025-36A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 07/25/2038	5.639%	15,000,000	15,052,845
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	4,316,455	4,325,304
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	2,131,446	2,141,506
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	501,328	495,627
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	1,767,639	1,817,407
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	580,976	576,874
Navient Refinance Loan Trust(a)
Series 2025-A Class A
02/16/2055	5.150%	6,722,557	6,805,856
Series 2025-B Class A
09/15/2055	4.720%	12,000,000	11,985,646
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	3,775,000	3,799,135
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	2,994,227	2,996,808
Series 2023-1A Class A
06/14/2038	5.500%	7,250,000	7,493,099
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	207,076	207,276
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	4,334,781	4,356,299
Series 2024-5 Class A
10/15/2031	6.278%	569,487	573,842
Series 2024-6 Class A
11/15/2031	6.093%	573,429	576,610
Series 2025-1 Class C
07/15/2032	5.867%	3,422,708	3,453,083
Series 2025-6 Class A2
04/15/2033	4.497%	6,000,000	6,001,586
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	81,532	81,350
Series 2021-HG1 Class A
01/16/2029	1.220%	22,803	22,775
Series 2024-7 Class A
12/15/2031	6.117%	2,969,774	3,002,775
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	155,603	154,799
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	3,158,680	3,201,348
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	88,709	88,838
Series 2024-1 Class A
07/15/2031	6.660%	811,848	819,517
Series 2024-2 Class A
08/15/2031	6.319%	2,670,792	2,697,288
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-3 Class A
10/15/2031	6.258%	1,874,824	1,884,610
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	2,978,014	2,988,584
PEAC Solutions Receivables LLC(a)
Series 2024-2A Class A2
04/20/2027	4.740%	6,811,921	6,825,814
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,602,000	1,616,348
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	25,709	25,720
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	153,694	153,917
Series 2024-2A Class A
07/15/2031	5.880%	2,143,281	2,149,595
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	3,400,000	3,419,956
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	585,934	580,046
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	375,129	378,473
Santander Drive Auto Receivables Trust
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	4,369,000	4,518,552
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	2,200,000	2,214,467
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	1,615,531	1,626,546
Sierra Timeshare Receivables Funding LLC(a)
Series 2021-1A Class A
11/20/2037	0.990%	250,310	248,214
SMB Private Education Loan Trust(a)
Series 2023-A Class A1A
01/15/2053	5.380%	2,701,538	2,755,836
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST6 Class A
10/15/2032	4.611%	4,725,000	4,729,225
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	572,497	573,445
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	637,860	639,735
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	3,650,000	3,690,510
Verizon Master Trust Series
Subordinated Series 2024-4 Class B
06/20/2029	5.400%	4,572,000	4,645,865
Westlake Automobile Receivables Trust(a)
Series 2025-P1 Class A4
04/15/2030	4.660%	13,380,000	13,508,313
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	1,021,280	1,018,640
Total Asset-Backed Securities — Non-Agency (Cost $345,094,510)			347,060,391

Commercial Mortgage-Backed Securities - Non-Agency 13.9%

AMSR Trust(a)
Series 2023-SFR2 Class A
06/17/2040	3.950%	6,840,000	6,758,027
AMSR Trust(a)
Series 2024-SFR2 Class A
11/17/2041	4.150%	6,500,000	6,407,126
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	8,244,969	8,697,123
BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	6.200%	12,500,000	12,535,231
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.474%	7,000,000	6,995,633
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.563%	6,350,000	6,326,183
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	9,213,000	9,493,321
BX Trust(a),(b)
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/15/2040	5.650%	14,333,775	14,360,641
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class ASB
12/15/2052	2.868%	6,874,240	6,715,190
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	4,800,000	4,742,253
Extended Stay America Trust(a),(b)
Series 2021-ESH Class A
1-month Term SOFR + 1.194% Floor 1.080% 07/15/2038	5.345%	2,220,346	2,220,346
Series 2021-ESH Class B
1-month Term SOFR + 1.494% Floor 1.380% 07/15/2038	5.645%	5,902,932	5,902,932
Extended Stay America Trust(a),(b),(c)
Series 2025-ESH Class A
1-month Term SOFR + 1.300% 10/15/2042	5.450%	15,500,000	15,529,061
GS Mortgage Securities Corp. II(a),(d)
Series 2023-SHIP Class A
09/10/2038	4.322%	1,850,000	1,846,078
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	1,514,326	1,497,571
Morgan Stanley Capital I Trust
Series 2021-L6 Class ASB
06/15/2054	2.250%	5,140,000	4,787,856
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	6.465%	3,000,000	2,939,324
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.015%	1,125,000	1,096,239
Progress Residential Trust(a)
Series 2022-SFR4 Class A
05/17/2041	4.438%	6,427,554	6,419,696
Series 2022-SFR6 Class A
07/20/2039	4.451%	15,185,028	15,241,048
Series 2025-SFR2 Class A
04/17/2042	3.305%	19,957,216	18,974,852
Series 2025-SFR4 Class A
08/19/2042	4.300%	12,625,000	12,476,065
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	5.700%	14,125,000	14,020,667
Tricon Residential Trust(a)
Series 2022-SFR1 Class A
04/17/2039	3.856%	11,041,159	10,956,457
Wells Fargo Commercial Mortgage Trust
Series 2016-C32 Class A4
01/15/2059	3.560%	6,000,000	5,979,177
Series 2017-C40 Class A3
10/15/2050	3.317%	5,000,000	4,916,501
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.073%	16,055,000	15,003,227
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $221,728,455)			222,837,825

Corporate Bonds & Notes 31.5%

Aerospace & Defense 1.6%
BAE Systems PLC(a)
04/15/2030	3.400%	6,325,000	6,097,448
Boeing Co. (The)
05/01/2029	6.298%	6,325,000	6,714,305
L3Harris Technologies, Inc.
06/01/2029	5.050%	5,400,000	5,548,549
TransDigm, Inc.(a)
08/15/2028	6.750%	992,000	1,012,077
03/01/2029	6.375%	762,000	779,431
TransDigm, Inc.
01/15/2029	4.625%	174,000	170,448
05/01/2029	4.875%	228,000	224,601
United Technologies Corp.
11/16/2028	4.125%	4,500,000	4,489,904
Total			25,036,763
Airlines 0.1%
American Airlines, Inc.(a)
05/15/2029	8.500%	458,000	477,780
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	152,750	152,826
04/20/2029	5.750%	494,000	495,981
Total			1,126,587
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.2%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	114,000	108,315
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	330,000	337,416
02/15/2030	6.750%	505,000	522,091
Ford Motor Credit Co. LLC
11/13/2025	3.375%	309,000	308,362
05/28/2027	4.950%	140,000	139,802
IHO Verwaltungs GmbH(a),(e)
05/15/2029	6.375%	639,000	643,145
Nissan Motor Acceptance Co. LLC(a)
09/15/2028	2.450%	189,000	173,494
09/30/2030	6.125%	116,000	116,055
Nissan Motor Co., Ltd.(a)
07/17/2030	7.500%	395,000	414,730
ZF North America Capital, Inc.(a)
04/14/2028	6.875%	441,000	446,464
04/23/2030	6.750%	663,000	647,122
Total			3,856,996
Banking 7.5%
Bank of America Corp.(f)
01/24/2031	5.162%	15,500,000	15,997,708
Bank of Montreal(f)
09/22/2031	4.350%	4,095,000	4,076,711
Bank of New York Mellon Corp. (The)(f)
02/11/2031	4.942%	3,775,000	3,878,381
Citigroup, Inc.(f)
09/11/2031	4.503%	11,000,000	11,004,931
Goldman Sachs Group, Inc. (The)(f)
04/23/2031	5.218%	10,375,000	10,728,444
HSBC Holdings PLC(f)
03/03/2031	5.130%	8,000,000	8,191,868
JPMorgan Chase & Co.(f)
07/22/2030	4.995%	15,500,000	15,898,645
Morgan Stanley(f)
07/19/2030	5.042%	12,500,000	12,807,416
PNC Financial Services Group, Inc. (The)(f)
05/14/2030	5.492%	3,300,000	3,434,269
Royal Bank of Canada(f)
10/18/2030	4.650%	4,775,000	4,832,295
Toronto-Dominion Bank (The)
06/03/2030	4.808%	5,000,000	5,109,399
Truist Financial Corp.(f)
01/24/2030	5.435%	2,750,000	2,845,835
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bancorp(f)
02/12/2031	5.046%	7,200,000	7,381,667
Wells Fargo & Co.(f)
04/23/2031	5.150%	10,800,000	11,140,379
Westpac Banking Corp.
04/16/2029	5.050%	2,825,000	2,920,382
Total			120,248,330
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	590,000	591,185
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	350,000	381,859
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	219,000	220,143
Total			1,193,187
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	220,000	208,624
Interface, Inc.(a)
12/01/2028	5.500%	352,000	351,914
James Hardie International Finance DAC(a)
01/15/2028	5.000%	1,021,000	1,014,382
Standard Industries, Inc.(a)
01/15/2028	4.750%	501,000	496,878
07/15/2030	4.375%	131,000	125,630
White Cap Buyer LLC(a)
10/15/2028	6.875%	386,000	385,997
Total			2,583,425
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2026	5.500%	77,000	77,000
05/01/2027	5.125%	979,000	972,879
02/01/2028	5.000%	272,000	269,476
06/01/2029	5.375%	215,000	213,600
09/01/2029	6.375%	187,000	189,715
03/01/2030	4.750%	115,000	110,360
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	4,950,000	5,194,484
Comcast Corp.
04/01/2030	3.400%	4,500,000	4,352,675
DISH Network Corp.(a)
11/15/2027	11.750%	661,000	699,627
EchoStar Corp.
11/30/2029	10.750%	1,078,931	1,187,109
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	337,000	332,712
08/01/2027	5.000%	396,000	394,144
07/15/2028	4.000%	169,000	163,387
Virgin Media Finance PLC(a)
07/15/2030	5.000%	236,000	219,070
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	363,000	358,467
Virgin Media Vendor Financing Notes IV DAC(a)
07/15/2028	5.000%	160,000	156,695
Ziggo BV(a)
01/15/2030	4.875%	376,000	355,174
Total			15,246,574
Chemicals 0.3%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	110,000	109,488
Celanese US Holdings LLC
04/15/2030	6.500%	660,000	664,423
Element Solutions, Inc.(a)
09/01/2028	3.875%	150,000	145,573
HB Fuller Co.
02/15/2027	4.000%	95,000	93,573
10/15/2028	4.250%	256,000	248,916
INEOS Finance PLC(a)
05/15/2028	6.750%	579,000	567,977
04/15/2029	7.500%	239,000	234,185
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	532,000	528,873
Ingevity Corp.(a)
11/01/2028	3.875%	202,000	194,106
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	669,000	643,382
11/15/2028	9.750%	319,000	334,721
Tronox, Inc.(a)
03/15/2029	4.625%	287,000	187,365
09/30/2030	9.125%	275,000	269,426
WR Grace Holdings LLC(a)
06/15/2027	4.875%	399,000	396,618
08/15/2029	5.625%	435,000	404,702
Total			5,023,328
Construction Machinery 0.1%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	640,000	638,541
06/15/2029	6.625%	688,000	706,980
06/15/2030	7.000%	434,000	450,850
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	542,000	554,386
Total			2,350,757
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	92,000	90,307
Arches Buyer, Inc.(a)
06/01/2028	4.250%	738,000	723,215
ASGN, Inc.(a)
05/15/2028	4.625%	823,000	807,998
Match Group, Inc.(a)
06/01/2028	4.625%	600,000	589,620
02/15/2029	5.625%	447,000	445,869
08/01/2030	4.125%	174,000	164,299
Prime Security Services Borrower LLC/Finance, Inc.(a)
01/15/2028	6.250%	162,000	162,035
Total			2,983,343
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	300,000	236,363
Newell Brands, Inc.
09/15/2027	6.375%	145,000	147,156
09/15/2029	6.625%	412,000	414,602
Prestige Brands, Inc.(a)
01/15/2028	5.125%	492,000	487,978
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	177,000	176,899
10/15/2029	4.500%	235,000	228,315
Whirlpool Corp.
06/15/2030	6.125%	84,000	84,729
Total			1,776,042
Diversified Manufacturing 0.8%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	115,000	112,305
Carrier Global Corp.
02/15/2030	2.722%	4,950,000	4,638,992
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	112,000	115,223
Esab Corp.(a)
04/15/2029	6.250%	69,000	70,912
Gates Corp. (The)(a)
07/01/2029	6.875%	586,000	607,965
Madison IAQ LLC(a)
06/30/2028	4.125%	57,000	55,646
06/30/2029	5.875%	288,000	284,536
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
09/01/2029	4.000%	230,000	219,616
Siemens Funding BV(a)
05/28/2030	4.600%	4,950,000	5,040,052
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	585,000	583,568
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	325,000	329,453
03/15/2029	6.375%	513,000	528,229
Total			12,586,497
Electric 3.3%
AEP Texas, Inc.
07/01/2030	2.100%	4,500,000	4,057,279
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	291,000	284,319
Calpine Corp.(a)
03/15/2028	5.125%	176,000	176,047
CenterPoint Energy, Inc.
03/01/2030	2.950%	4,950,000	4,666,496
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	1,480,000	1,461,637
Dominion Energy, Inc.
06/15/2030	5.000%	3,775,000	3,870,715
DTE Energy Co.
04/01/2030	5.200%	3,775,000	3,890,502
Duke Energy Corp.
01/05/2029	4.850%	5,000,000	5,096,187
Exelon Corp.
03/15/2029	5.150%	3,775,000	3,882,655
FirstEnergy Transmission LLC
01/15/2030	4.550%	5,875,000	5,912,212
NextEra Energy Capital Holdings, Inc.
03/15/2030	5.050%	3,775,000	3,887,257
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	277,000	272,970
09/15/2027	4.500%	238,000	233,497
01/15/2029	7.250%	822,000	843,581
NRG Energy, Inc.
01/15/2028	5.750%	337,000	337,684
NRG Energy, Inc.(a)
07/15/2029	5.750%	390,000	390,484
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	359,000	350,408
PG&E Corp.
07/01/2028	5.000%	406,000	402,196
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Power Co.
10/01/2030	4.250%	5,955,000	5,918,205
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	556,000	552,731
01/15/2030	4.750%	587,000	567,358
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	274,000	273,939
02/15/2027	5.625%	496,000	496,186
05/01/2029	4.375%	152,000	148,865
Xcel Energy, Inc.
06/01/2030	3.400%	5,400,000	5,179,158
Total			53,152,568
Environmental 0.0%
GFL Environmental, Inc.(a)
06/15/2029	4.750%	171,000	168,678
Finance Companies 0.5%
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	125,000	125,396
GGAM Finance Ltd.(a)
02/15/2027	8.000%	426,000	436,117
06/15/2028	8.000%	362,000	383,852
04/15/2029	6.875%	460,000	477,582
03/15/2030	5.875%	338,000	343,320
goeasy Ltd.(a)
12/01/2028	9.250%	17,000	17,761
07/01/2029	7.625%	59,000	59,844
Navient Corp.
03/15/2028	4.875%	271,000	266,051
03/15/2029	5.500%	179,000	175,528
OneMain Finance Corp.
01/15/2027	3.500%	104,000	101,632
09/15/2028	3.875%	357,000	343,201
05/15/2029	6.625%	742,000	763,613
03/15/2030	7.875%	230,000	243,290
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	487,000	515,150
Rocket Cos, Inc.(a)
08/01/2030	6.125%	214,000	219,693
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	538,000	527,505
03/01/2029	3.625%	396,000	377,925
Springleaf Finance Corp.
11/15/2029	5.375%	334,000	330,664
United Wholesale Mortgage LLC(a)
11/15/2025	5.500%	416,000	416,043
06/15/2027	5.750%	522,000	521,523
04/15/2029	5.500%	438,000	432,711
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UWM Holdings LLC(a)
02/01/2030	6.625%	492,000	500,517
Total			7,578,918
Food and Beverage 1.8%
Bacardi-Martini BV(a)
02/01/2030	5.550%	6,325,000	6,536,426
Campbell Soup Co.
03/21/2029	5.200%	2,825,000	2,902,418
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	557,000	555,674
Diageo Investment Corp.
08/15/2030	5.125%	3,775,000	3,911,633
Kraft Heinz Foods Co.
04/01/2030	3.750%	3,825,000	3,711,680
Mars, Inc.(a)
03/01/2030	4.800%	4,475,000	4,559,747
Post Holdings, Inc.(a)
12/15/2029	5.500%	524,000	522,837
04/15/2030	4.625%	374,000	360,691
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	588,000	588,757
04/30/2029	4.375%	344,000	333,543
Tyson Foods, Inc.
03/01/2029	4.350%	4,700,000	4,705,050
US Foods, Inc.(a)
09/15/2028	6.875%	515,000	531,218
02/15/2029	4.750%	115,000	113,416
Total			29,333,090
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	665,000	635,745
02/15/2030	7.000%	294,000	302,448
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	113,000	113,000
Churchill Downs, Inc.(a)
04/01/2027	5.500%	433,000	432,452
01/15/2028	4.750%	110,000	108,627
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	301,000	282,185
Rivers Enterprise Lender LLC/Corp.(a),(c)
10/15/2030	6.250%	163,000	164,506
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	543,000	504,487
Scientific Games International, Inc.(a)
11/15/2029	7.250%	159,000	163,351
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	273,000	271,966
Total			2,978,767
Health Care 1.8%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	438,000	434,451
04/15/2029	5.000%	548,000	537,810
Avantor Funding, Inc.(a)
07/15/2028	4.625%	404,000	397,474
11/01/2029	3.875%	156,000	148,434
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	176,000	183,669
Becton Dickinson & Co.
06/07/2029	5.081%	2,350,000	2,413,055
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	482,000	456,925
CHS/Community Health Systems, Inc.(a)
01/15/2029	6.000%	115,000	111,511
Cigna Group (The)
09/15/2030	4.500%	4,200,000	4,213,526
CVS Health Corp.
02/21/2030	5.125%	6,175,000	6,331,809
GE HealthCare Technologies, Inc.
01/15/2031	4.800%	3,775,000	3,837,630
HCA, Inc.
04/01/2031	5.450%	5,700,000	5,925,650
IQVIA, Inc.(a)
10/15/2026	5.000%	334,000	333,609
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	451,000	462,897
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	318,000	306,869
10/01/2029	5.250%	1,142,000	1,132,527
Star Parent, Inc.(a)
10/01/2030	9.000%	156,000	165,232
Tenet Healthcare Corp.
02/01/2027	6.250%	972,000	972,287
11/01/2027	5.125%	279,000	278,701
06/15/2028	4.625%	100,000	99,121
Total			28,743,187
Healthcare Insurance 0.7%
Elevance Health, Inc.
06/15/2029	5.150%	4,500,000	4,630,462
UnitedHealth Group, Inc.
01/15/2030	4.800%	6,325,000	6,463,266
Total			11,093,728
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	152,000	153,837
Independent Energy 1.0%
Antero Resources Corp.(a)
02/01/2029	7.625%	149,000	152,039
Baytex Energy Corp.(a)
04/30/2030	8.500%	220,000	226,373
Civitas Resources, Inc.(a)
07/01/2028	8.375%	552,000	572,501
11/01/2030	8.625%	219,000	226,686
CNX Resources Corp.(a)
01/15/2029	6.000%	449,000	450,271
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	527,000	527,188
EQT Corp.
06/01/2027	7.500%	140,000	142,784
04/01/2029	6.375%	247,000	256,411
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	410,000	410,978
02/01/2029	5.750%	575,000	567,534
04/15/2030	6.000%	252,000	248,345
Matador Resources Co.(a)
04/15/2028	6.875%	775,000	791,290
Occidental Petroleum Corp.
08/01/2029	5.200%	6,325,000	6,425,831
Permian Resources Operating LLC(a)
04/15/2027	8.000%	300,000	305,007
SM Energy Co.
01/15/2027	6.625%	234,000	233,992
SM Energy Co.(a)
08/01/2029	6.750%	257,000	258,478
Woodside Finance Ltd.
05/19/2030	5.400%	4,500,000	4,619,378
Total			16,415,086
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/25/2029	4.868%	4,500,000	4,618,761
Leisure 0.4%
Boyne USA, Inc.(a)
05/15/2029	4.750%	549,000	538,673
Carnival Corp.(a)
08/01/2028	4.000%	210,000	206,985
05/01/2029	6.000%	259,000	262,885
03/15/2030	5.750%	110,000	112,372
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cedar Fair LP
07/15/2029	5.250%	339,000	328,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	76,000	75,811
10/01/2028	6.500%	576,000	578,533
Cinemark USA, Inc.(a)
07/15/2028	5.250%	788,000	784,438
NCL Corp., Ltd.(a)
01/15/2031	5.875%	552,000	551,908
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	892,000	890,205
Vail Resorts, Inc.(a)
07/15/2030	5.625%	282,000	283,861
Viking Cruises Ltd.(a)
09/15/2027	5.875%	397,000	397,117
02/15/2029	7.000%	768,000	771,948
Total			5,782,736
Life Insurance 1.2%
Corebridge Global Funding(a)
06/24/2029	5.200%	4,500,000	4,624,627
Five Corners Funding Trust II(a)
05/15/2030	2.850%	4,500,000	4,215,092
Met Tower Global Funding(a)
09/16/2030	4.200%	5,175,000	5,142,399
Principal Life Global Funding II(a)
01/25/2029	5.100%	4,500,000	4,617,433
Total			18,599,551
Lodging 0.1%
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%	401,000	385,597
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	428,000	421,314
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	136,000	131,167
Total			938,078
Media and Entertainment 0.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/01/2030	7.875%	318,000	333,949
02/15/2031	7.125%	204,000	211,134
McGraw-Hill Education, Inc.(a)
08/01/2028	5.750%	338,000	337,644
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	279,000	277,492
01/15/2029	4.250%	405,000	389,155
03/15/2030	4.625%	175,000	168,317
Univision Communications, Inc.(a)
08/15/2028	8.000%	144,000	149,175
Total			1,866,866
Metals and Mining 0.2%
Constellium SE(a)
06/15/2028	5.625%	416,000	415,116
04/15/2029	3.750%	465,000	442,280
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	756,000	754,020
04/01/2029	6.125%	265,000	267,279
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	336,000	332,246
Novelis Corp.(a)
01/30/2030	4.750%	362,000	349,354
Novelis, Inc.(a)
01/30/2030	6.875%	157,000	162,636
Total			2,722,931
Midstream 1.7%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	259,000	271,237
Antero Midstream Partners LP/Finance Corp.(a)
01/15/2028	5.750%	272,000	272,011
06/15/2029	5.375%	307,000	305,859
CNX Midstream Partners LP(a)
04/15/2030	4.750%	681,000	652,903
Delek Logistics Partners LP/Finance Corp.(a)
06/01/2028	7.125%	278,000	279,520
03/15/2029	8.625%	733,000	764,575
Enbridge, Inc.
06/20/2030	4.900%	3,775,000	3,859,563
Energy Transfer LP
04/01/2030	5.200%	3,875,000	3,996,013
Hess Midstream Operations LP(a)
03/01/2028	5.875%	67,000	68,277
06/01/2029	6.500%	203,000	209,431
MPLX LP
02/15/2031	4.800%	4,750,000	4,780,045
NuStar Logistics LP
06/01/2026	6.000%	256,000	256,698
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	251,000	248,874
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunoco LP(a)
05/01/2029	7.000%	329,000	340,695
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	564,000	581,232
Sunoco LP/Finance Corp.
05/15/2029	4.500%	195,000	190,261
04/30/2030	4.500%	119,000	114,747
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	203,000	211,682
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	284,000	272,073
01/15/2030	6.250%	161,000	167,919
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	691,000	715,487
02/01/2029	9.500%	347,000	382,598
01/15/2030	7.000%	662,000	685,157
Western Midstream Operating LP
01/15/2029	6.350%	4,050,000	4,262,446
Williams Cos, Inc. (The)
06/30/2030	4.625%	3,775,000	3,808,484
Total			27,697,787
Natural Gas 0.3%
NiSource, Inc.
07/01/2029	5.200%	4,500,000	4,641,630
Oil Field Services 0.2%
Archrock Partners LP/Finance Corp.(a)
04/01/2027	6.875%	242,000	242,351
04/01/2028	6.250%	366,000	366,549
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	684,000	709,605
Nabors Industries, Inc.(a)
05/15/2027	7.375%	193,000	195,968
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	206,428	211,701
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	514,000	514,203
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	271,000	279,895
Total			2,520,272
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	591,000	580,901
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	199,000	203,572
04/15/2030	6.625%	364,000	374,554
Total			1,159,027
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
02/01/2027	4.250%	562,000	557,214
06/15/2029	4.750%	131,000	128,666
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	858,000	856,915
05/15/2029	4.875%	92,000	89,675
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	322,000	332,080
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	432,972
Total			2,397,522
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	505,000	505,162
09/01/2028	3.250%	225,000	213,599
09/01/2029	4.000%	234,000	216,487
Canpack SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	178,000	177,516
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	356,000	360,356
04/15/2030	8.750%	163,000	167,447
Sealed Air Corp.(a)
02/01/2028	6.125%	241,000	244,369
04/15/2029	5.000%	318,000	316,358
Total			2,201,294
Pharmaceuticals 0.8%
AbbVie, Inc.
03/15/2030	4.875%	5,400,000	5,558,528
Amgen, Inc.
03/02/2028	5.150%	4,000,000	4,092,750
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	282,000	273,821
Organon Finance 1 LLC(a)
04/30/2028	4.125%	116,000	112,079
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	3,300,000	3,337,162
Total			13,374,340
Property & Casualty 0.2%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%	116,000	111,917
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	145,000	142,645
10/15/2027	6.750%	342,000	342,834
04/15/2028	6.750%	958,000	973,965
AmWINS Group, Inc.(a)
02/15/2029	6.375%	416,000	424,200
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	267,000	266,348
HUB International Ltd.(a)
12/01/2029	5.625%	338,000	337,879
HUB International, Ltd.(a)
06/15/2030	7.250%	319,000	332,776
Total			2,932,564
Railroads 0.3%
Norfolk Southern Corp.
11/01/2029	2.550%	5,400,000	5,081,413
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	329,000	323,286
06/15/2029	6.125%	648,000	663,766
09/15/2029	5.625%	125,000	126,722
Total			1,113,774
Retailers 0.1%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	100,000	102,993
Asbury Automotive Group, Inc.
03/01/2028	4.500%	112,000	110,551
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	249,000	241,527
Belron UK Finance PLC(a)
10/15/2029	5.750%	147,000	148,898
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	140,000	136,040
01/15/2030	6.375%	209,000	213,853
L Brands, Inc.
02/01/2028	5.250%	188,000	189,236
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	524,000	513,416
Lithia Motors, Inc.(a)
12/15/2027	4.625%	180,000	178,236
06/01/2029	3.875%	421,000	402,159
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	128,000	117,042
Total			2,353,951
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.7%
Block, Inc.
06/01/2026	2.750%	263,000	259,416
Block, Inc.(a)
08/15/2030	5.625%	327,000	331,219
Broadcom, Inc.
11/15/2031	5.150%	6,000,000	6,228,149
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	85,000	75,036
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	110,000	95,215
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	398,000	376,110
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	410,000	424,875
Ellucian Holdings, Inc.(a)
12/01/2029	6.500%	436,000	444,166
Entegris, Inc.(a)
04/15/2028	4.375%	514,000	502,845
05/01/2029	3.625%	239,000	227,333
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	6,325,000	6,566,920
HealthEquity, Inc.(a)
10/01/2029	4.500%	414,000	401,814
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	315,000	304,323
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	218,000	225,879
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	276,000	270,393
Iron Mountain, Inc.(a)
09/15/2027	4.875%	391,000	389,210
03/15/2028	5.250%	888,000	886,058
07/15/2028	5.000%	191,000	190,069
02/15/2029	7.000%	367,000	377,893
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,036,000	1,121,707
NCR Corp.(a)
10/01/2028	5.000%	680,000	669,866
04/15/2029	5.125%	496,000	489,130
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	229,000	224,813
NortonLifeLock, Inc.(a)
09/30/2027	6.750%	137,000	139,137
NXP BV/Funding LLC
12/01/2028	5.550%	5,400,000	5,592,395
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Open Text Corp.(a)
02/15/2028	3.875%	443,000	430,849
Oracle Corp.
09/26/2030	4.450%	6,507,000	6,504,911
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,354,000	1,366,896
Sensata Technologies BV(a)
04/15/2029	4.000%	321,000	308,261
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	280,000	279,994
Synaptics, Inc.(a)
06/15/2029	4.000%	423,000	405,010
Synopsys, Inc.
04/01/2030	4.850%	5,800,000	5,907,532
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	804,000	761,512
Total			42,778,936
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	285,000	283,971
04/01/2028	4.750%	87,000	84,352
03/01/2029	5.375%	251,000	244,747
ERAC USA Finance LLC(a)
02/15/2029	5.000%	6,300,000	6,460,540
Total			7,073,610
Wirelines 0.7%
AT&T, Inc.
08/15/2030	4.700%	5,500,000	5,592,971
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	265,000	265,026
Iliad Holding SAS(a)
10/15/2028	7.000%	415,000	422,319
Verizon Communications, Inc.
03/22/2028	2.100%	4,500,000	4,291,086
Total			10,571,402
Total Corporate Bonds & Notes (Cost $494,296,184)			504,056,133

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Foreign Government Obligations(g) 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	589,000	590,715
11/15/2028	8.500%	247,000	258,978
Total			849,693
Total Foreign Government Obligations (Cost $851,207)			849,693

Residential Mortgage-Backed Securities - Agency 1.1%

Federal Home Loan Mortgage Corp.
11/01/2025	3.500%	14	14
12/01/2025- 04/01/2026	4.000%	160	159
09/01/2039	4.500%	4,663,663	4,660,213
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.225% Cap 9.145% 03/01/2034	6.469%	52,331	53,609
12-month Term SOFR + 1.708% Cap 11.274% 08/01/2036	6.484%	12,113	12,526
Federal National Mortgage Association
12/01/2025- 09/01/2026	3.500%	1,605	1,597
01/01/2026- 06/01/2026	4.000%	128	128
Federal National Mortgage Association(d)
CMO Series 2003-W11 Class A1
06/25/2033	7.425%	4,398	4,463
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	5.625%	2,382	2,392
Government National Mortgage Association
08/15/2037	7.500%	9,819	9,949
Uniform Mortgage-Backed Security TBA(c)
10/16/2040	4.500%	12,000,000	11,984,171
Total Residential Mortgage-Backed Securities - Agency (Cost $16,737,142)			16,729,221

Residential Mortgage-Backed Securities - Non-Agency 29.4%

A&D Mortgage Trust(a),(f)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	8,855,649	8,874,902
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	5,802,113	5,882,903
A&D Mortgage Trust(a)
CMO Series 2024-NQM4 Class A1
08/25/2069	5.464%	5,854,817	5,875,868
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A&D Mortgage Trust(a),(d)
CMO Series 2025-NQM2 Class A1
06/25/2070	5.790%	8,248,025	8,360,780
ACHM Trust(a)
CMO Series 2024-HE2 Class A
10/25/2039	5.350%	9,036,705	9,056,546
Angel Oak Mortgage Trust(a),(d)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	261,728	240,024
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,009,478
CMO Series 2021-8 Class A1
11/25/2066	1.820%	5,324,588	4,773,465
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-11 Class A1
08/25/2069	5.700%	12,891,396	13,012,162
CMO Series 2024-7 Class A1
05/25/2069	5.621%	2,287,790	2,306,484
CMO Series 2024-8 Class A1
05/27/2069	5.338%	3,631,920	3,649,666
Angel Oak Mortgage Trust(a),(b)
CMO Series 2025-HB1 Class A1
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2055	6.156%	1,625,063	1,625,056
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	62,396	60,785
Banc of America Funding Trust(d)
CMO Series 2007-C Class 1A3
05/20/2036	4.710%	32,953	28,689
BRAVO Residential Funding Trust(a),(d)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	214,209	208,726
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,832,902	1,713,124
BRAVO Residential Funding Trust(a),(f)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	3,373,889	3,411,462
CMO Series 2024-CES2 Class A1A
09/25/2054	5.549%	8,370,548	8,418,863
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	6,592,612	6,676,539
CMO Series 2024-NQM5 Class A1
06/25/2064	5.803%	11,032,100	11,153,869
CMO Series 2024-NQM6 Class A1
08/01/2064	5.409%	2,651,501	2,664,922
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM8 Class A1
06/25/2065	5.271%	13,719,510	13,759,522
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	49,927	47,931
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	58,966
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,769,727	4,578,704
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	1,490,994	1,495,827
Colt Mortgage Loan Trust(a),(f)
CMO Series 2025-1 Class A1
01/25/2070	5.699%	9,515,339	9,635,376
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,628,691	1,642,904
CMO Series 2024-3 Class A1
06/25/2069	6.393%	7,552,875	7,669,340
CMO Series 2024-INV3 Class A1
09/25/2069	5.443%	6,212,715	6,249,956
CMO Series 2025-5 Class A1
05/25/2070	5.536%	8,470,707	8,555,784
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,245,480	1,050,122
Cross Mortgage Trust(a),(f)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	1,241,827	1,256,117
CMO Series 2024-H4 Class A1
07/25/2069	6.147%	4,793,633	4,861,355
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	829,399	805,397
CSMC Trust(a),(d)
CMO Series 2021-RPL4 Class A1
12/27/2060	4.136%	2,394,757	2,395,735
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	3,061,102	3,162,123
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	4,203,091	3,807,441
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	10,806,214	9,983,878
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.006%	464,670	467,235
CMO Series 2021-HQA4 Class M1
30-day Average SOFR + 0.950% 12/25/2041	5.306%	1,903,866	1,903,860
GCAT Trust(a),(d)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,973,383	1,841,528
GCAT Trust(a),(f)
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	2,912,794	2,911,587
GS Mortgage-Backed Securities Trust(a),(d)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	591,076	563,112
HOMES Trust(a),(f)
CMO Series 2024-AFC1 Class A1
08/25/2059	5.224%	8,007,263	8,027,546
CMO Series 2025-NQM2 Class A1
02/25/2070	5.425%	6,092,144	6,150,071
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2022-1 Class A1
07/25/2067	5.082%	5,190,877	5,187,551
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	1,848,366	1,598,891
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	5.545%	5,194,599	5,194,574
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2026	5.500%	6,880	5,895
JPMorgan Mortgage Trust(d)
CMO Series 2007-A2 Class 3A1
04/25/2037	4.807%	3,901	3,234
JPMorgan Mortgage Trust(a),(d)
CMO Series 2025-NQM2 Class A1
09/25/2065	5.567%	3,854,699	3,893,612
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	2,391,493	2,392,425
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	4,181,243	4,177,983
MFA Trust(a),(d)
CMO Series 2020-NQM1 Class A1
03/25/2065	1.479%	416,807	405,269
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(f)
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,789,592	2,813,894
MFRA Trust(a),(f)
CMO Series 2024-NQM3 Class A1
12/25/2069	5.722%	6,654,994	6,737,933
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-10AR Class 2A2
11/25/2034	5.573%	15,302	14,595
Morgan Stanley Residential Mortgage Loan Trust(f)
CMO Series 2024-RPL1 Class A1
06/25/2064	4.000%	13,635,365	13,298,184
Morgan Stanley Residential Mortgage Loan Trust(a),(d)
CMO Series 2025-NQM1 Class A1
11/25/2069	5.738%	8,470,903	8,585,138
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	783,477	750,257
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	516,046	514,200
OBX Trust(a),(d)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	317,479	301,755
OBX Trust(a),(f)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	3,593,401	3,587,609
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,797,810	1,823,311
CMO Series 2024-NQM1 Class A1
11/25/2063	5.928%	6,537,219	6,589,575
CMO Series 2024-NQM10 Class A1
05/25/2064	6.180%	3,542,999	3,594,107
CMO Series 2024-NQM12 Class A1
07/25/2064	5.475%	1,539,940	1,549,395
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	9,826,750	9,967,241
CMO Series 2025-NQM11 Class A1
05/25/2065	5.418%	9,711,464	9,793,852
CMO Series 2025-NQM15 Class A1
07/27/2065	5.143%	9,885,952	9,926,665
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	412,673	389,946
PRET LLC(a),(f)
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	4,460,894	4,461,718
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	4,173,223	4,175,369
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	6,801,105	6,806,532
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	2,171,877	2,183,729
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	5,159,500	5,172,442
CMO Series 2025-NPL8 Class A1
08/25/2055	5.746%	9,550,237	9,579,430
PRET Trust(a),(f)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.063%	11,914,415	11,943,449
CMO Series 2025-RPL3 Class A1
04/25/2065	4.150%	9,700,654	9,415,784
PRKCM Trust(a),(d)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	10,340,340	9,228,975
PRPM LLC(a),(f)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	4,873,962	4,775,731
CMO Series 2024-RPL3 Class A1
11/25/2054	4.000%	2,713,110	2,662,673
PRPM Trust(a),(f)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	1,498,052	1,498,313
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	3,285,569	3,320,286
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	1,546,878	1,566,279
RCO VIII Mortgage LLC(a),(f)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	3,152,577	3,160,655
RCO X Mortgage LLC(a),(f)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	7,716,601	7,787,605
Sequoia Mortgage Trust(a),(d)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	480,769	440,445
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	393,095	388,925
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	164,446	158,333
Towd Point Mortgage Trust(a),(d)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	1,960,447	1,906,302
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT LLC(a),(f)
CMO Series 2025-NPL1 Class A1
01/25/2055	5.877%	4,121,690	4,160,757
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	16,865,400	17,057,333
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	550,116	550,097
Vericrest Opportunity Loan Transferee XCVII LLC(a),(f)
CMO Series 2021-NPL6 Class A1
04/25/2051	5.240%	474,536	474,456
Vericrest Opportunity Loan Trust CI LLC(a),(f)
CMO Series 2021-NP10 Class A1
05/25/2051	5.992%	478,278	478,183
Verus Securitization Trust(a),(d)
CMO Series 2021-8 Class A3
11/25/2066	2.491%	6,142,806	5,612,955
Verus Securitization Trust(a),(f)
CMO Series 2023-6 Class A2
09/25/2068	6.939%	674,031	682,314
CMO Series 2023-8 Class A1
12/25/2068	6.259%	2,360,486	2,390,461
CMO Series 2024-1 Class A1
01/25/2069	5.712%	2,538,439	2,557,360
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,784,886	1,807,776
CMO Series 2025-6 Class A1
07/25/2070	5.417%	6,654,894	6,711,448
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	120,207	118,681
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	1,433,788	1,380,391
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vista Point Securitization Trust(a),(f)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	6,077,971	6,105,584
Vista Point Securitization Trust(a),(d)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	23,660,641	23,686,841
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2006-AR19 Class A1
12/25/2036	6.456%	42,588	41,554
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $471,160,455)			469,431,987

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
10/14/2025	4.260%	15,950,000	15,923,995
Total Treasury Bills (Cost $15,925,852)			15,923,995

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(h),(i)	35,639,427	35,628,735
Total Money Market Funds (Cost $35,623,321)		35,628,735
Total Investments in Securities (Cost: $1,601,417,126)		1,612,517,980
Other Assets & Liabilities, Net		(13,787,582)
Net Assets		1,598,730,398
At September 30, 2025, securities and/or cash totaling $4,055,687 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	257	12/2025	USD	53,558,399	33,305	—
U.S. Treasury 2-Year Note	1,900	12/2025	USD	395,957,032	—	(35,982)
Total					33,305	(35,982)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(3,002)	12/2025	USD	(327,804,330)	75,388	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $1,124,737,588, which represents 70.35% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(c)	Represents a security purchased on a when-issued basis.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2025.

(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	29,134,702	406,833,785	(400,342,801)	3,049	35,628,735	(1,837)	880,185	35,639,427
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
September 30, 2025 (Unaudited)
Fair value measurements   (continued)
relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	347,060,391	—	347,060,391
Commercial Mortgage-Backed Securities - Non-Agency	—	222,837,825	—	222,837,825
Corporate Bonds & Notes	—	504,056,133	—	504,056,133
Foreign Government Obligations	—	849,693	—	849,693
Residential Mortgage-Backed Securities - Agency	—	16,729,221	—	16,729,221
Residential Mortgage-Backed Securities - Non-Agency	—	469,431,987	—	469,431,987
Treasury Bills	—	15,923,995	—	15,923,995
Money Market Funds	35,628,735	—	—	35,628,735
Total Investments in Securities	35,628,735	1,576,889,245	—	1,612,517,980
Investments in Derivatives
Asset
Futures Contracts	108,693	—	—	108,693
Liability
Futures Contracts	(35,982)	—	—	(35,982)
Total	35,701,446	1,576,889,245	—	1,612,590,691
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Statement of Assets and Liabilities
September 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,565,793,805)	$1,576,889,245
Affiliated issuers (cost $35,623,321)	35,628,735
Margin deposits on:
Futures contracts	4,055,687
Receivable for:
Investments sold	12,729
Capital shares sold	8,170,278
Dividends	124,432
Interest	10,858,097
Foreign tax reclaims	6,351
Variation margin for futures contracts	255,468
Expense reimbursement due from Investment Manager	3,373
Prepaid expenses	8,743
Other assets	31,709
Total assets	1,636,044,847
Liabilities
Due to custodian	3,575
Payable for:
Investments purchased on a delayed delivery basis	27,675,188
Capital shares redeemed	2,721,743
Distributions to shareholders	6,341,507
Variation margin for futures contracts	117,267
Management services fees	18,415
Distribution and/or service fees	2,935
Transfer agent fees	79,143
Compensation of chief compliance officer	150
Compensation of board members	3,115
Other expenses	44,166
Deferred compensation of board members	307,245
Total liabilities	37,314,449
Net assets applicable to outstanding capital stock	$1,598,730,398
Represented by
Paid in capital	1,631,234,911
Total distributable earnings (loss)	(32,504,513)
Total - representing net assets applicable to outstanding capital stock	$1,598,730,398
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Statement of Assets and Liabilities (continued)
September 30, 2025 (Unaudited)
Class A
Net assets	$373,376,138
Shares outstanding	37,803,504
Net asset value per share	$9.88
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.98
Class C
Net assets	$18,007,692
Shares outstanding	1,827,173
Net asset value per share	$9.86
Institutional Class
Net assets	$835,876,116
Shares outstanding	84,750,301
Net asset value per share	$9.86
Institutional 2 Class
Net assets	$107,026,250
Shares outstanding	10,866,598
Net asset value per share	$9.85
Institutional 3 Class
Net assets	$256,972,357
Shares outstanding	26,072,329
Net asset value per share	$9.86
Class S
Net assets	$7,471,845
Shares outstanding	757,563
Net asset value per share	$9.86
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Statement of Operations
Six Months Ended September 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$880,185
Interest	39,277,151
Interfund lending	123
Foreign taxes withheld	(612)
Total income	40,156,847
Expenses:
Management services fees	3,315,301
Distribution and/or service fees
Class A	419,902
Class C	69,036
Transfer agent fees
Class A	138,588
Class C	7,130
Institutional Class	323,251
Institutional 2 Class	22,923
Institutional 3 Class	7,940
Class S	3,146
Custodian fees	11,831
Printing and postage fees	38,773
Registration fees	77,417
Accounting services fees	21,681
Legal fees	18,388
Compensation of chief compliance officer	116
Compensation of board members	13,633
Deferred compensation of board members	24,119
Other	21,591
Total expenses	4,534,766
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(745,097)
Fees waived by transfer agent
Institutional 2 Class	(17,451)
Institutional 3 Class	(7,939)
Total net expenses	3,764,279
Net investment income	36,392,568
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,791,503
Investments — affiliated issuers	(1,837)
Futures contracts	(4,872,276)
Net realized loss	(2,082,610)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	13,237,013
Investments — affiliated issuers	3,049
Futures contracts	1,895,776
Net change in unrealized appreciation (depreciation)	15,135,838
Net realized and unrealized gain	13,053,228
Net increase in net assets resulting from operations	$49,445,796
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Operations
Net investment income	$36,392,568	$53,978,802
Net realized gain (loss)	(2,082,610)	2,179,429
Net change in unrealized appreciation (depreciation)	15,135,838	13,122,974
Net increase in net assets resulting from operations	49,445,796	69,281,205
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,580,241)	(11,543,981)
Advisor Class	—	(1,734,196)
Class C	(341,654)	(487,429)
Institutional Class	(18,640,602)	(23,391,102)
Institutional 2 Class	(2,092,586)	(2,468,023)
Institutional 3 Class	(8,143,069)	(14,442,758)
Class R	—	(337)
Class S	(180,988)	(191,941)
Total distributions to shareholders	(36,979,140)	(54,259,767)
Increase in net assets from capital stock activity	133,463,377	586,408,928
Total increase in net assets	145,930,033	601,430,366
Net assets at beginning of period	1,452,800,365	851,369,999
Net assets at end of period	$1,598,730,398	$1,452,800,365
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	September 30, 2025 (Unaudited)		March 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	11,528,210	113,206,738	14,715,180	143,815,709
Distributions reinvested	739,648	7,278,106	1,114,834	10,890,102
Shares redeemed	(4,696,629)	(46,120,244)	(8,051,497)	(78,608,317)
Net increase	7,571,229	74,364,600	7,778,517	76,097,494
Advisor Class
Shares sold	—	—	4,083,469	39,848,083
Distributions reinvested	—	—	125,897	1,226,127
Shares redeemed	—	—	(8,706,822)	(84,903,112)
Net decrease	—	—	(4,497,456)	(43,828,902)
Class C
Shares sold	377,050	3,691,999	1,135,498	11,068,927
Distributions reinvested	34,901	342,569	49,523	482,792
Shares redeemed	(239,297)	(2,344,233)	(529,111)	(5,159,981)
Net increase	172,654	1,690,335	655,910	6,391,738
Institutional Class
Shares sold	26,876,803	263,604,269	60,667,358	591,276,553
Distributions reinvested	1,699,306	16,691,921	2,062,636	20,135,930
Shares redeemed	(16,919,752)	(165,981,629)	(19,058,406)	(185,866,213)
Net increase	11,656,357	114,314,561	43,671,588	425,546,270
Institutional 2 Class
Shares sold	4,813,436	47,236,330	6,105,514	59,564,724
Distributions reinvested	209,416	2,054,772	247,721	2,414,587
Shares redeemed	(2,311,422)	(22,646,510)	(1,669,019)	(16,268,119)
Net increase	2,711,430	26,644,592	4,684,216	45,711,192
Institutional 3 Class
Shares sold	5,691,322	55,796,113	13,089,669	127,746,823
Distributions reinvested	223,132	2,191,143	240,380	2,345,580
Shares redeemed	(14,328,523)	(141,141,355)	(6,274,413)	(61,214,303)
Net increase (decrease)	(8,414,069)	(83,154,099)	7,055,636	68,878,100
Class R
Shares redeemed	—	—	(22,282)	(214,013)
Net decrease	—	—	(22,282)	(214,013)
Class S
Shares sold	4,657	45,674	878,520	8,613,706
Distributions reinvested	18,351	180,231	19,618	191,863
Shares redeemed	(63,522)	(622,517)	(100,061)	(978,520)
Net increase (decrease)	(40,514)	(396,612)	798,077	7,827,049
Total net increase	13,657,087	133,463,377	60,124,206	586,408,928
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 9/30/2025 (Unaudited)	$9.80	0.22	0.08	0.30	(0.22)	(0.22)
Year Ended 3/31/2025	$9.65	0.44	0.15	0.59	(0.44)	(0.44)
Year Ended 3/31/2024	$9.47	0.36	0.19	0.55	(0.37)	(0.37)
Year Ended 3/31/2023	$9.75	0.25	(0.28)	(0.03)	(0.25)	(0.25)
Year Ended 3/31/2022	$10.11	0.12	(0.35)	(0.23)	(0.13)	(0.13)
Year Ended 3/31/2021	$9.37	0.18	0.73	0.91	(0.17)	(0.17)
Class C
Six Months Ended 9/30/2025 (Unaudited)	$9.78	0.19	0.08	0.27	(0.19)	(0.19)
Year Ended 3/31/2025	$9.63	0.39	0.15	0.54	(0.39)	(0.39)
Year Ended 3/31/2024	$9.45	0.31	0.19	0.50	(0.32)	(0.32)
Year Ended 3/31/2023	$9.73	0.19	(0.28)	(0.09)	(0.19)	(0.19)
Year Ended 3/31/2022	$10.08	0.07	(0.35)	(0.28)	(0.07)	(0.07)
Year Ended 3/31/2021	$9.35	0.12	0.72	0.84	(0.11)	(0.11)
Institutional Class
Six Months Ended 9/30/2025 (Unaudited)	$9.79	0.23	0.07	0.30	(0.23)	(0.23)
Year Ended 3/31/2025	$9.64	0.47	0.14	0.61	(0.46)	(0.46)
Year Ended 3/31/2024	$9.46	0.39	0.18	0.57	(0.39)	(0.39)
Year Ended 3/31/2023	$9.74	0.27	(0.28)	(0.01)	(0.27)	(0.27)
Year Ended 3/31/2022	$10.09	0.15	(0.35)	(0.20)	(0.15)	(0.15)
Year Ended 3/31/2021	$9.36	0.20	0.73	0.93	(0.20)	(0.20)
Institutional 2 Class
Six Months Ended 9/30/2025 (Unaudited)	$9.77	0.23	0.09	0.32	(0.24)	(0.24)
Year Ended 3/31/2025	$9.63	0.47	0.14	0.61	(0.47)	(0.47)
Year Ended 3/31/2024	$9.45	0.39	0.19	0.58	(0.40)	(0.40)
Year Ended 3/31/2023	$9.73	0.27	(0.27)	0.00	(0.28)	(0.28)
Year Ended 3/31/2022	$10.08	0.16	(0.35)	(0.19)	(0.16)	(0.16)
Year Ended 3/31/2021	$9.35	0.21	0.72	0.93	(0.20)	(0.20)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 9/30/2025 (Unaudited)	$9.88	3.11%	0.78%	0.69%	4.44%	36%	$373,376
Year Ended 3/31/2025	$9.80	6.23%	0.81%	0.68% (c)	4.48%	66%	$296,326
Year Ended 3/31/2024	$9.65	5.93%	0.86%	0.70% (c)	3.83%	81%	$216,785
Year Ended 3/31/2023	$9.47	(0.31% )	0.84%	0.72% (c)	2.61%	35%	$212,800
Year Ended 3/31/2022	$9.75	(2.33% )	0.84%	0.74% (c)	1.22%	96%	$232,895
Year Ended 3/31/2021	$10.11	9.77%	0.85%	0.77% (c)	1.77%	173%	$240,561
Class C
Six Months Ended 9/30/2025 (Unaudited)	$9.86	2.83%	1.33%	1.24%	3.88%	36%	$18,008
Year Ended 3/31/2025	$9.78	5.65%	1.36%	1.23% (c)	3.94%	66%	$16,182
Year Ended 3/31/2024	$9.63	5.35%	1.41%	1.25% (c)	3.27%	81%	$9,619
Year Ended 3/31/2023	$9.45	(0.86% )	1.39%	1.27% (c)	2.02%	35%	$10,270
Year Ended 3/31/2022	$9.73	(2.77% )	1.46%	1.29% (c)	0.68%	96%	$13,238
Year Ended 3/31/2021	$10.08	9.06%	1.60%	1.34% (c),(d)	1.22%	173%	$16,981
Institutional Class
Six Months Ended 9/30/2025 (Unaudited)	$9.86	3.14%	0.53%	0.44%	4.69%	36%	$835,876
Year Ended 3/31/2025	$9.79	6.49%	0.56%	0.43% (c)	4.75%	66%	$715,419
Year Ended 3/31/2024	$9.64	6.20%	0.61%	0.45% (c)	4.11%	81%	$283,667
Year Ended 3/31/2023	$9.46	(0.07% )	0.59%	0.47% (c)	2.86%	35%	$187,176
Year Ended 3/31/2022	$9.74	(1.99% )	0.59%	0.49% (c)	1.47%	96%	$198,640
Year Ended 3/31/2021	$10.09	9.95%	0.60%	0.52% (c)	2.03%	173%	$189,774
Institutional 2 Class
Six Months Ended 9/30/2025 (Unaudited)	$9.85	3.28%	0.51%	0.37%	4.76%	36%	$107,026
Year Ended 3/31/2025	$9.77	6.45%	0.52%	0.37%	4.82%	66%	$79,713
Year Ended 3/31/2024	$9.63	6.28%	0.54%	0.37%	4.19%	81%	$33,417
Year Ended 3/31/2023	$9.45	0.01%	0.51%	0.39%	2.88%	35%	$21,879
Year Ended 3/31/2022	$9.73	(1.92% )	0.52%	0.42%	1.57%	96%	$26,761
Year Ended 3/31/2021	$10.08	10.04%	0.52%	0.44%	2.08%	173%	$11,814
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 9/30/2025 (Unaudited)	$9.78	0.23	0.09	0.32	(0.24)	(0.24)
Year Ended 3/31/2025	$9.64	0.47	0.14	0.61	(0.47)	(0.47)
Year Ended 3/31/2024	$9.45	0.39	0.20	0.59	(0.40)	(0.40)
Year Ended 3/31/2023	$9.73	0.28	(0.28)	0.00	(0.28)	(0.28)
Year Ended 3/31/2022	$10.09	0.16	(0.35)	(0.19)	(0.17)	(0.17)
Year Ended 3/31/2021	$9.36	0.21	0.73	0.94	(0.21)	(0.21)
Class S
Six Months Ended 9/30/2025 (Unaudited)	$9.79	0.23	0.07	0.30	(0.23)	(0.23)
Year Ended 3/31/2025(e)	$9.85	0.23	(0.06)(f)	0.17	(0.23)	(0.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

3/31/2021
Class C	0.06%

(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 9/30/2025 (Unaudited)	$9.86	3.28%	0.46%	0.36%	4.76%	36%	$256,972
Year Ended 3/31/2025	$9.78	6.48%	0.47%	0.34%	4.82%	66%	$337,349
Year Ended 3/31/2024	$9.64	6.45%	0.48%	0.32%	4.18%	81%	$264,307
Year Ended 3/31/2023	$9.45	0.06%	0.46%	0.34%	2.93%	35%	$461,623
Year Ended 3/31/2022	$9.73	(1.97% )	0.46%	0.37%	1.60%	96%	$688,879
Year Ended 3/31/2021	$10.09	10.09%	0.47%	0.39%	2.16%	173%	$547,413
Class S
Six Months Ended 9/30/2025 (Unaudited)	$9.86	3.14%	0.53%	0.44%	4.68%	36%	$7,472
Year Ended 3/31/2025 (e)	$9.79	1.80%	0.56%	0.44%	4.83%	66%	$7,812
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements
September 30, 2025 (Unaudited)
Note 1. Organization
Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates . These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	108,693 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	35,982 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,872,276)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,895,776
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended September 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	452,742,970
Futures contracts — short	356,626,350
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2025 was 0.42% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
share class. Prior to July 31, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.02% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended September 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.01
Institutional 3 Class	0.00
Class S	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.55% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended September 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 - 1.00 (a)	266,490
Class C	—	1.00 (b)	3,516

(a)
For purchases made on or after August 1, 2024, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to August 1, 2024, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	August 1, 2025 through July 31, 2026 (%)	Prior to August 1, 2025 (%)
Class A	0.71	0.71
Class C	1.26	1.26
Institutional Class	0.46	0.46
Institutional 2 Class	0.37	0.37
Institutional 3 Class	0.37	0.35
Class S	0.46	0.46
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective August 1, 2024 through July 31, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.02% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to August 1, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At September 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,601,417,000	17,996,000	(6,822,000)	11,174,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(9,766,099)	(32,078,333)	(41,844,432)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $648,285,371 and $547,531,997, respectively, for the six months ended September 30, 2025, of which $77,341,180 and $93,398,470, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended September 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	300,000	4.94	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at September 30, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment
Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended September 30, 2025.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At September 30, 2025, affiliated shareholders of record owned 30.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.

Columbia Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
September 30, 2025 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Short Term Bond Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and

Columbia Short Term Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses
Columbia Short Term Bond Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio but lower than the 60th percentile of the Fund’s peer universe.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Short Term Bond Fund  | 2025

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Columbia Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR222_03_R01_(11/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	November 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	November 21, 2025